Financial Risk Management - Summary of Risk Exposure in Foreign Currencies (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023
SEK/USD Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
SEK/EUR Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
SEK/GBP Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
SEK/CNY Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
SEK/SGD Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
SEK/NOK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
USD/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
SGD/CNY Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%
GBP/EUR Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percentage of increase decrease in foreign exchange rate	10.00%